Consolidated Statements of Cash Flows - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Profit of the year	$ 1,918,703	$ 5,454,742	$ 5,138,631
Adjustments for:
Employee benefits	31,382	22,733	7,465
Allowance expected credit loss	86,596	5,299	(15,131)
Depreciation and amortization	2,000,361	1,776,137	1,569,637
Loss (gain) on sale of machinery, equipment and improvements to leased assets	(14,375)	586	5,554
Share of loss (profit) of associate	(3)	(79)	947
Net (gain) loss on derivative financial instruments	43,778	149,770	(29,643)
Interest expense for financing activity	1,388,072	1,142,086	896,165
Unrealized exchange (gain) loss	57,780	(111,544)	10,827
Provisions	428	6,930	(2,650)
Income tax expense	467,067	1,891,443	1,869,041
Adjustment from operating activities	5,979,789	10,338,103	9,450,843
Trade accounts receivable	164,258	(101,537)	(383,361)
Recoverable income tax and other current assets	(814,271)	(28,591)	93,827
Concession taxes payable	(253,633)	57,378	43,672
Aeropuertos Mexicanos del Pacífico, S.A.P.I. de C.V.	(198,358)	56,985	45,754
Accounts payable	(85,718)	11,642	114,384
Taxes payable	43,252	(33,539)	90,811
Deposits received in guarantee	(456,787)	26,673	43,121
Cash generated by operating activities	4,378,532	10,327,114	9,499,051
Income taxes paid	(811,965)	(2,163,057)	(2,263,432)
Net cash provided by operating activities	3,566,567	8,164,057	7,235,619
Cash flows from investing activities:
Purchases of machinery, equipment, improvements on leased assets, improvements to concession assets and advance payments to suppliers	(3,160,111)	(2,478,988)	(2,501,656)
Proceeds from sales of machinery and equipment	6,248	4,186	6,604
Equity reimbursement from associate			10,034
Cash flows by concession right		(97,628)	(50,354)
Other investment activities	(63,828)	(13,665)	(15,039)
Net cash used in investing activities	(3,217,691)	(2,586,095)	(2,550,411)
Cash flows from financing activities:
Dividends declared and paid		(4,425,346)	(4,004,886)
Dividends paid to non-controlling interest		(146,715)	(274,685)
Capital distribution		(1,592,494)	(1,250,870)
Proceeds from issuance of debt securities	7,200,000	3,000,000
Proceeds from bank loans	2,709,125	96,308	534,807
Repayments on bank loans			(252,095)
Payment of debt securities	(2,200,000)
Interest paid on leasing	(2,582)	(3,703)	(3,733)
Payment of obligations for leases	(12,977)	(16,261)	(11,504)
Interest paid on financial loans	(1,405,139)	(1,143,318)	(903,728)
Net cash (used in) generated by financing activities	6,288,427	(4,231,529)	(6,166,694)
Effects of exchange rate changes on cash held:	307,053	2,303	(97,200)
(Decrease) increase in cash and cash equivalents	6,944,356	1,348,736	(1,578,686)
Cash and cash equivalents at beginning of year	7,500,193	6,151,457	7,730,143
Cash and cash equivalents at the end of year	14,444,549	7,500,193	6,151,457
Non-cash investing activities:
Purchases of machinery, equipment, improvements on leased assets and improvements to concession assets	$ 540,854	$ 286,409	$ 318,519